GENERAL - Subsidiaries (Details) - subsidiary	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries
Number of wholly-owned subsidiaries by which Company is primarily operated	4	4
Satixfy Israel Ltd.
Subsidiaries
Holding percentage	100.00%	100.00%	100.00%
Satixfy UK
Subsidiaries
Holding percentage	100.00%	100.00%	100.00%
Satixfy Satellite Systems UK
Subsidiaries
Holding percentage	100.00%	100.00%	100.00%
Satixfy Bulgaria
Subsidiaries
Holding percentage	100.00%	100.00%	100.00%
Satixfy US LLC
Subsidiaries
Holding percentage	100.00%	100.00%	100.00%
Satixfy MS
Subsidiaries
Holding percentage	100.00%